Other intangible assets, net (Details) - Schedule of Indefinite Useful Life - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	$ 250,879	$ 299,688
Uruguay [Member]
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	115,020	128,103
Argentina [Member]
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	49,432	90,454
Colombia [Member]
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	5,296
Low Cost and Other (Colombia) [Member]
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	63,704	63,704
Low Cost and Other (Colombia) [Member]
Other intangible assets, net (Details) - Schedule of Indefinite Useful Life [Line Items]
Balance of trademarks	$ 17,427	$ 17,427